Preferred Stock and Stockholders' Equity (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Equity [Abstract]
Preferred Stock and Stockholders' Equity (Deficit)

5. Stockholders’ Equity

Common Stock Warrants

The following table summarizes the fully exercisable warrants outstanding for the purchase of common stock as of September 30, 2015 and December 31, 2014:

September 30, 2015	December 31, 2014	Exercise Price	Expiration Date
152,735	206,340	$5.61	October 2018

Stock Options

Options granted under the Company’s equity incentive plans generally expire no more than ten years from the date of grant and generally vest and become exercisable over a period not to exceed four years, as determined by the Company’s board of directors. Recipients of stock options are eligible to purchase shares of the Company’s common stock at an exercise price equal to no less than the estimated fair market value of such stock on the date of grant. The Company has also granted inducement stock options outside an equity incentive plan that are subject to the terms and conditions of the Company’s 2013 Equity Incentive Plan.

Prior Plans

In December 2001, the Company adopted its 2001 Stock Option Plan (the 2001 Plan) and in January 2012 adopted its 2012 Equity Incentive Plan (the 2012 Plan, and together with the 2001 Plan, the Prior Plans). The Prior Plans have terminated and no further shares may be granted under the Prior Plans.

2013 Equity Incentive Plan

The 2013 Equity Incentive Plan became effective in February 2014. Under the 2013 Equity Incentive Plan, the Company may grant stock options, stock appreciation rights, restricted stock, restricted stock units (RSUs), performance-based stock awards and other awards to individuals who are then employees, officers, non-employee directors or consultants of the Company and its affiliates. Additionally, the 2013 Equity Incentive Plan provides for the grant of performance cash awards. The number of shares of common stock reserved for issuance under the 2013 Equity Incentive Plan will automatically increase on January 1 of each year continuing through and including January 1, 2023 by 5% of the total number of shares of the Company’s capital stock outstanding on December 31 of the preceding calendar year, or a lesser number of shares determined by the Company’s board of directors.

A summary of the Company’s stock option and RSU activity is as follows:

Options and RSUs
Outstanding at December 31, 2014	2,408,634
Granted	1,342,750
Exercised	(383,011)
Cancelled	(1,841,275)

Outstanding at September 30, 2015	1,527,098

2013 Employee Stock Purchase Plan

The 2013 Equity Stock Purchase Plan (ESPP) became effective in January 2014. The number of shares of common stock reserved for issuance will automatically increase on January 1 of each calendar year through January 1, 2023 by the least of (1) 1% of the total number of shares of the Company’s common stock outstanding on December 31 of the preceding calendar year, (2) 384,307 shares, or (3) a number determined by the Company’s board of directors that is less than (1) and (2).

Stock-Based Compensation Expense

The allocation of stock-based compensation for all equity awards is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Research and development (1)	$(663)	$391	$929	$1,175
General and administrative	645	520	2,254	1,003

	$(18)	$911	$3,183	$2,178

(1)	During the three months ended September 30, 2015, following the reduction in workforce initiatives (see Note 7), the Company reversed the previously recorded expense for unvested options of terminated employees aggregating $0.8 million.

As of September 30, 2015 the unrecognized compensation cost related to outstanding employee options was $7.3 million and is expected to be recognized as expense over approximately 2.9 years.

7. Preferred Stock and Stockholders’ Equity (Deficit)

Preferred Stock

In addition to its redeemable convertible preferred stock, the Company’s convertible preferred stock has been classified as temporary equity at December 31, 2013 on the accompanying consolidated balance sheets instead of in stockholders’ deficit in accordance with authoritative guidance for the classification and measurement of potentially redeemable securities whose redemption is based upon certain change in control events that are outside of the control of the Company, including liquidation, sale or transfer of control of the Company. On February 4, 2014, in connection with the Company’s initial public offering, all outstanding shares of convertible preferred stock were converted into 11,151,192 shares of the Company’s common stock.

The authorized, issued and outstanding shares of preferred stock by series are as follows (in thousands, except share amounts):

	Shares Authorized	Shares Outstanding	Liquidation Preference	Redemption Amount
As of December 31, 2014
Preferred stock	10,000,000	—	—	—

As of December 31, 2013
Redeemable convertible preferred stock:
Series A-1	135,826,497	127,140,530	$114,172	$57,086
Convertible preferred stock:
Junior preferred stock	12,138,080	12,138,080	5,450	—

Total	147,964,577	139,278,610	$119,622	$57,086

Common Stock and Common Stock Warrants

In February 2014, the Company completed its initial public offering in which it sold 6,325,000 shares of common stock at a public offering price of $8.00 per share.

The proceeds received and costs incurred in connection with the Company’s initial public offering, shown in the period received or paid, were as follows (in thousands):

		Year ended December 31,
	Total	2014	2013
Gross proceeds (including over-allotment)	$50,600	$50,600	$—
Underwriting discounts and commissions	(3,542)	(3,542)	—
Offering costs	(2,800)	(1,107)	(1,693)

Net proceeds	$44,258	$45,951	$(1,693)

In addition, each of the following occurred on February 4, 2014 in connection with the Company’s initial public offering:

•	Series A-1 redeemable convertible preferred stock outstanding (127,140,530 shares) and Junior preferred convertible stock outstanding (12,138,080 shares) were converted into 10,179,372 and 971,820 shares of the Company’s common stock, respectively;

•	the outstanding principal balance of $1,097,017 and accrued interest of $20,000 on convertible promissory notes converted into 139,644 shares of the Company’s common stock;

•	warrants to purchase 2,895,570 shares of Series A-1 preferred stock were converted into warrants to purchase 231,821 shares of the Company’s common stock and the warrant liability was reclassified to additional paid-in capital.

In August 2014, the Company completed an underwritten public offering in which it sold 4,600,000 shares of common stock at a public offering price of $9.50 per share. The proceeds received and costs incurred in connection with this offering, shown in the period received or paid, were as follows (in thousands):

2014
Gross proceeds (including option to purchase additional shares)	$43,700
Underwriting discounts and commissions	(2,622)
Offering costs	(389)

Net proceeds	$40,689

The following table summarizes the fully exercisable warrants outstanding for the purchase of common stock as of December 31, 2014 and 2013:

December 31,		Exercise	Expiration
2014	2013	Price	Date
—	80	$224.82	January 2015
—	622	$12.49	October 2016
206,340	—	$5.61	October 2018

206,340	702

Stock Options

Options granted under the Company’s equity incentive plans generally expire no more than 10 years from the date of grant and generally vest and become exercisable over a period not to exceed four years, as determined by the Company’s board of directors. Recipients of stock options are eligible to purchase shares of the Company’s common stock at an exercise price equal to no less than the estimated fair market value of such stock on the date of grant.

Prior Plans

In December 2001, the Company adopted its 2001 Stock Option Plan (the 2001 Plan) and in January 2012 adopted its 2012 Equity Incentive Plan (the 2012 Plan, and together with the 2001 Plan, the Prior Plans). The Prior Plans have terminated and no further shares may be granted under the Prior Plans.

2013 Equity Incentive Plan

In October 2013, the Company’s stockholders approved the 2013 Equity Incentive Plan, as amended (2013 Plan), which became effective in February 2014. Under the 2013 Plan, the Company may grant stock options, stock appreciation rights, restricted stock, restricted stock units, performance-based stock awards and other awards to individuals who are then employees, officers, non-employee directors or consultants of the Company and its affiliates. Additionally, the 2013 Plan provides for the grant of performance cash awards. Initially, the aggregate number of shares of common stock that may be issued pursuant to stock awards under the 2013 Plan is the sum of (1) 1,473,738 shares, plus (2) the number of shares (not to exceed 1,569,905 shares) (i) the 26,294 shares reserved for issuance under the 2012 Plan at the time the 2013 Plan became effective, and (ii) any shares subject to outstanding stock options or other stock awards that were granted under the 2012 Plan or 2001 Plan that are forfeited, terminate, expire or are otherwise not issued. Additionally, the number of shares of common stock reserved for issuance under the 2013 Plan will automatically increase on January 1 of each year, beginning on January 1, 2015 and continuing through and including January 1, 2023, by 5% of the total number of shares of the Company’s capital stock outstanding on December 31 of the preceding calendar year, or a lesser number of shares determined by the Company’s board of directors.

A summary of the Company’s stock option activity under the Prior Plans and 2013 Plan is as follows:

	Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value (in 000’s)
Outstanding at December 31, 2013	1,543,667	$3.19	8.66	$9,128
Granted	1,240,673	10.61
Exercised	(340,220)	1.20
Canceled	(35,486)	10.93

Outstanding at December 31, 2014	2,408,634	$7.18	8.53	$31,031

Options exercisable at December 31, 2014	1,263,695	$4.02	7.78	$20,877

Options exercisable, vested and expected to vest at December 31, 2014	2,408,634	$7.18	8.53	$31,031

The weighted-average grant date fair value of employee options granted during the years ended December 31, 2014, 2013 and 2012 was $7.36, $7.27 and $0.75 per share, respectively. The aggregate intrinsic value of options exercised during the year ended December 31, 2014 was approximately $3.9 million. There were no options exercised in the years prior to the Company’s initial public offering in 2014.

2013 Employee Stock Purchase Plan

In October 2013, the Company’s stockholders approved the 2013 Equity Stock Purchase Plan (ESPP) which became effective in February 2014. Initially, the ESPP authorizes the issuance of 165,732 shares of common stock pursuant to purchase rights granted to the Company’s employees or to employees of any of the Company’s designated affiliates. The number of shares of common stock reserved for issuance will automatically increase on January 1 of each calendar year, from January 1, 2015 through January 1, 2023 by the least of (1) 1% of the total number of shares of the Company’s common stock outstanding on December 31 of the preceding calendar year, (2) 384,307 shares, or (3) a number determined by the Company’s board of directors that is less than (1) and (2). During the year ended December 31, 2014, the Company recorded stock-based compensation expense of approximately $0.1 million related to the ESPP.

Stock-Based Compensation Expense

The weighted-average assumptions used in the Black-Scholes option pricing model to determine the fair value of the employee stock option grants were as follows:

	As of December 31,
	2014	2013	2012
Risk-free interest rate	1.90%	1.62%	2.29%
Expected volatility	80%	79%	84%
Expected term (in years)	6.0	5.6	5.9
Expected dividend yield	0.0%	0.0%	0.0%

Risk-free interest rate. The Company bases the risk-free interest rate assumption on observed interest rates appropriate for the expected term of the stock option grants.

Expected volatility. The expected volatility assumption is based on volatilities of a peer group of similar companies whose share prices are publicly available. The peer group was developed based on companies in the biotechnology industry.

Expected term. The expected term represents the period of time that options are expected to be outstanding. Because the Company does not have historical exercise behavior, it determines the expected life assumption using the simplified method, which is an average of the contractual term of the option and its vesting period.

Expected dividend yield. The Company bases the expected dividend yield assumption on the fact that it has never paid cash dividends and has no present intention to pay cash dividends.

The allocation of stock-based compensation for all equity awards is as follows (in thousands):

	As of December 31,
	2014	2013	2012
Research and development	$1,712	$1,264	$222
General and administrative	1,607	124	76

	$3,319	$1,388	$298

As of December 31, 2014 the unrecognized compensation cost related to outstanding employee options was $8.9 million and is expected to be recognized as expense over approximately 3.0 years.

Common Stock Reserved for Future Issuance

Common stock reserved for future issuance as of December 31, 2014 and 2013 is as follows:

	December 31,
	2014	2013
Granted and outstanding under the Plans	2,408,634	1,543,667
Available for grant under the 2012 Plan	294,845	26,294
Available for issuance under Employee Stock Purchase Plan	140,711	—
Common stock warrants issued and outstanding	206,340	702
Convertible preferred stock warrants issued and outstanding	—	231,821
Convertible preferred stock	—	11,151,192

	3,050,530	12,953,676